INCOME TAX (Details) - Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State tax provision net of federal benefit	0.00%	(0.30%)
Change in FV of warrant liability	(21.9)
Transaction costs associated with the issuance of warrants	0.7
Change in valuation allowance	0.20%	(21.00%)
Income tax provision		(0.30%)